The 59 Wall Street Fund, Inc.
21 Milk Street
Boston, MA 02109
(617) 423-0800


March 8, 2000


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


       Re: The 59 Wall Street Fund, Inc. (File no. 33-48605) (the "Registrant"); Statements of Additional Information dated March 1, 2000 for each of The 59 Wall Street U.S. Equity Fund, The 59 Wall Street Tax-Efficient Equity Fund, The 59 Wall Street Inflation-Indexed Securities Fund and The 59 Wall Street International Equity Fund (each a "Fund" and collectively, the "Funds")
-----------------------------------------------------------------------------

Dear Sir or Madam:

       Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the forms of the above-captioned Statements of Additional Information that would have been filed by the Registrant on behalf of each Fund pursuant to Rule 497(c) upon the effectiveness of post-effective amendment no. 23 to the Registrant's registration statement on Form N-1A (File no. 33-48605 (the "Amendment")) would not have differed from that contained in the Amendment, which is the most recent amendment to such registration statement with respect to each Fund and was filed electronically on February 29, 2000.

     Please direct any comments or questions concerning this certificate to the undersigned at (617) 423-0800.


Very Truly Yours,


THE 59 WALL STREET FUND, INC.

By:  /s/LINDA T. GIBSON
     ---------------------
     Linda T. Gibson
     Secretary